Related Parties (Details) - Schedule of related parties transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of related parties transactions [Abstract]
Research and development – see c below		$ 80	$ 355
General and administrative – See d and e below	$ (218)	$ (191)	$ (222)